Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) year	Oct. 31, 2017 USD ($) year
Statements Line Items
Share price at grant date (per share)	$ 0.09	$ 0.21
Exercise price	$ 0.10	$ 0.25
Volatility factor (based on historical volatility)	95.00%	100.00%
Risk free interest rate	2.07%	0.72%
Expected life of options (in years) | year	5	5
Expected dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Weighted average Black Scholes value at grant date	$ 0.06	$ 0.15